UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Equity 500 Index Fund

Deutsche Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2018, the Fund owned approximately 42% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)
Common Stocks 98.1%
Consumer Discretionary 12.4%
Auto Components 0.2%
Aptiv PLC	19,585	1,664,137
BorgWarner, Inc.	14,742	740,491
Goodyear Tire & Rubber Co.	17,193	456,990
		2,861,618
Automobiles 0.4%
Ford Motor Co.	287,548	3,186,032
General Motors Co.	92,694	3,368,500
Harley-Davidson, Inc.	12,221	524,036
		7,078,568
Distributors 0.1%
Genuine Parts Co.	10,786	969,014
LKQ Corp.*	22,702	861,541
		1,830,555
Diversified Consumer Services 0.0%
H&R Block, Inc.	15,120	384,199
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	29,687	1,946,873
Chipotle Mexican Grill, Inc.*	1,824	589,353
Darden Restaurants, Inc.	8,960	763,840
Hilton Worldwide Holdings, Inc.	14,918	1,174,942
Marriott International, Inc. "A"	22,034	2,996,183
McDonald's Corp.	58,549	9,155,893
MGM Resorts International	37,585	1,316,227
Norwegian Cruise Line Holdings Ltd.*	15,172	803,661
Royal Caribbean Cruises Ltd.	12,629	1,486,938
Starbucks Corp.	103,193	5,973,843
Wyndham Worldwide Corp.	7,372	843,578
Wynn Resorts Ltd.	5,871	1,070,635
Yum! Brands, Inc.	24,401	2,077,257
		30,199,223
Household Durables 0.4%
D.R. Horton, Inc.	25,006	1,096,263
Garmin Ltd.	8,096	477,097
Leggett & Platt, Inc.	9,816	435,438
Lennar Corp. "A"	20,026	1,180,333
Mohawk Industries, Inc.*	4,633	1,075,875
Newell Brands, Inc.	35,284	899,036
PulteGroup, Inc.	19,048	561,726
Whirlpool Corp.	5,140	786,985
		6,512,753
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	29,506	42,705,214
Booking Holdings, Inc.*	3,580	7,447,796
Expedia Group, Inc.	9,065	1,000,867
Netflix, Inc.*	31,898	9,421,075
TripAdvisor, Inc.* (a)	7,826	320,005
		60,894,957
Leisure Products 0.1%
Hasbro, Inc.	8,344	703,399
Mattel, Inc. (a)	25,980	341,637
		1,045,036
Media 2.5%
CBS Corp. "B"	25,337	1,302,068
Charter Communications, Inc. "A"*	13,659	4,250,954
Comcast Corp. "A"	340,392	11,631,195
Discovery Communications, Inc. "A"* (a)	11,246	241,002
Discovery Communications, Inc. "C"*	22,555	440,274
DISH Network Corp. "A"*	16,430	622,533
Interpublic Group of Companies, Inc.	27,881	642,099
News Corp. "A"	28,628	452,322
News Corp. "B"	8,422	135,594
Omnicom Group, Inc.	16,900	1,228,123
Time Warner, Inc.	57,323	5,421,609
Twenty-First Century Fox, Inc. "A"	77,645	2,848,795
Twenty-First Century Fox, Inc. "B"	32,326	1,175,697
Viacom, Inc. "B"	26,240	815,014
Walt Disney Co.	110,429	11,091,489
		42,298,768
Multiline Retail 0.5%
Dollar General Corp.	18,850	1,763,418
Dollar Tree, Inc.*	17,421	1,653,253
Kohl's Corp.	12,508	819,399
Macy's, Inc.	22,780	677,477
Nordstrom, Inc.	8,725	422,377
Target Corp.	40,016	2,778,311
		8,114,235
Specialty Retail 2.1%
Advance Auto Parts, Inc.	5,523	654,752
AutoZone, Inc.*	1,985	1,287,650
Best Buy Co., Inc.	18,731	1,310,983
CarMax, Inc.*	13,170	815,750
Foot Locker, Inc.	8,656	394,194
Home Depot, Inc.	85,780	15,289,427
L Brands, Inc.	18,195	695,231
Lowe's Companies, Inc.	60,964	5,349,591
O'Reilly Automotive, Inc.*	6,147	1,520,645
Ross Stores, Inc.	28,034	2,186,091
The Gap, Inc.	15,606	486,907
Tiffany & Co.	7,509	733,329
TJX Companies, Inc.	46,448	3,788,299
Tractor Supply Co.	8,991	566,613
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,279	874,071
		35,953,533
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. (a)	26,053	479,896
Michael Kors Holdings Ltd.*	11,038	685,239
NIKE, Inc. "B"	95,454	6,341,964
PVH Corp.	5,614	850,128
Ralph Lauren Corp.	4,094	457,709
Tapestry, Inc.	20,975	1,103,495
Under Armour, Inc. "A"* (a)	12,889	210,735
Under Armour, Inc. "C"* (a)	12,752	182,991
VF Corp.	24,180	1,792,222
		12,104,379
Consumer Staples 7.5%
Beverages 1.9%
Brown-Forman Corp. "B"	19,167	1,042,685
Coca-Cola Co.	281,990	12,246,826
Constellation Brands, Inc. "A"	12,587	2,868,829
Dr. Pepper Snapple Group, Inc.	13,103	1,551,133
Molson Coors Brewing Co. "B"	13,606	1,024,940
Monster Beverage Corp.*	30,378	1,737,925
PepsiCo, Inc.	104,441	11,399,735
		31,872,073
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	32,209	6,069,142
CVS Health Corp.	74,667	4,645,034
Kroger Co.	64,510	1,544,370
Sysco Corp.	35,320	2,117,787
Walgreens Boots Alliance, Inc.	62,505	4,092,202
Walmart, Inc.	106,562	9,480,821
		27,949,356
Food Products 1.1%
Archer-Daniels-Midland Co.	41,246	1,788,839
Campbell Soup Co.	14,149	612,793
Conagra Brands, Inc.	29,232	1,078,076
General Mills, Inc.	41,955	1,890,492
Hormel Foods Corp. (a)	19,889	682,591
Kellogg Co.	18,311	1,190,398
Kraft Heinz Co.	44,028	2,742,504
McCormick & Co., Inc.	8,948	951,978
Mondelez International, Inc. "A"	109,121	4,553,619
The Hershey Co.	10,284	1,017,705
The JM Smucker Co.	8,277	1,026,431
Tyson Foods, Inc. "A"	21,958	1,607,106
		19,142,532
Household Products 1.4%
Church & Dwight Co., Inc.	17,711	891,926
Clorox Co.	9,528	1,268,272
Colgate-Palmolive Co.	64,282	4,607,734
Kimberly-Clark Corp.	25,720	2,832,543
Procter & Gamble Co.	185,183	14,681,308
		24,281,783
Personal Products 0.2%
Coty, Inc. "A"	34,579	632,796
Estee Lauder Companies, Inc. "A"	16,518	2,473,075
		3,105,871
Tobacco 1.2%
Altria Group, Inc.	139,547	8,696,569
Philip Morris International, Inc.	114,049	11,336,471
		20,033,040
Energy 5.6%
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	30,624	850,428
Halliburton Co.	63,841	2,996,696
Helmerich & Payne, Inc.	7,998	532,347
National Oilwell Varco, Inc.	27,955	1,029,024
Schlumberger Ltd.	101,733	6,590,264
TechnipFMC PLC	32,264	950,175
		12,948,934
Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	39,938	2,412,655
Andeavor	10,478	1,053,668
Apache Corp.	28,115	1,081,865
Cabot Oil & Gas Corp.	33,986	814,984
Chevron Corp.	140,269	15,996,277
Cimarex Energy Co.	6,999	654,407
Concho Resources, Inc.*	10,978	1,650,323
ConocoPhillips	86,198	5,110,679
Devon Energy Corp.	38,729	1,231,195
EOG Resources, Inc.	42,399	4,463,343
EQT Corp.	18,071	858,553
Exxon Mobil Corp.	311,161	23,215,722
Hess Corp.	19,868	1,005,718
Kinder Morgan, Inc.	139,179	2,096,036
Marathon Oil Corp.	62,311	1,005,076
Marathon Petroleum Corp.	34,805	2,544,594
Newfield Exploration Co.*	14,811	361,685
Noble Energy, Inc.	35,825	1,085,497
Occidental Petroleum Corp.	56,023	3,639,254
ONEOK, Inc.	30,283	1,723,708
Phillips 66	30,946	2,968,340
Pioneer Natural Resources Co.	12,555	2,156,698
Range Resources Corp.	16,435	238,965
Valero Energy Corp.	31,777	2,947,952
Williams Companies, Inc.	60,985	1,516,087
		81,833,281
Financials 14.5%
Banks 6.4%
Bank of America Corp.	702,812	21,077,332
BB&T Corp.	57,044	2,968,570
Citigroup, Inc.	188,795	12,743,662
Citizens Financial Group, Inc.	35,728	1,499,861
Comerica, Inc.	12,576	1,206,416
Fifth Third Bancorp.	50,858	1,614,742
Huntington Bancshares, Inc.	81,170	1,225,667
JPMorgan Chase & Co.	252,087	27,722,007
KeyCorp	77,847	1,521,909
M&T Bank Corp.	11,093	2,045,105
People's United Financial, Inc.	24,867	464,018
PNC Financial Services Group, Inc.	34,626	5,236,836
Regions Financial Corp.	82,358	1,530,212
SunTrust Banks, Inc.	34,370	2,338,535
SVB Financial Group*	3,881	931,479
U.S. Bancorp.	115,225	5,818,862
Wells Fargo & Co.	322,415	16,897,770
Zions Bancorp.	14,561	767,802
		107,610,785
Capital Markets 3.1%
Affiliated Managers Group, Inc.	4,051	767,989
Ameriprise Financial, Inc.	10,742	1,589,171
Bank of New York Mellon Corp.	74,144	3,820,640
BlackRock, Inc.	9,098	4,928,569
Cboe Global Markets, Inc.	8,290	945,889
Charles Schwab Corp.	87,965	4,593,532
CME Group, Inc.	24,925	4,031,369
E*TRADE Financial Corp.*	19,378	1,073,735
Franklin Resources, Inc.	23,626	819,350
Intercontinental Exchange, Inc.	42,737	3,099,287
Invesco Ltd.	30,011	960,652
Moody's Corp.	12,259	1,977,377
Morgan Stanley	101,387	5,470,843
Nasdaq, Inc.	8,599	741,406
Northern Trust Corp.	15,738	1,623,060
Raymond James Financial, Inc.	9,597	858,068
S&P Global, Inc.	18,636	3,560,594
State Street Corp.	26,977	2,690,416
T. Rowe Price Group, Inc.	17,862	1,928,560
The Goldman Sachs Group, Inc.	25,962	6,538,789
		52,019,296
Consumer Finance 0.7%
American Express Co.	52,826	4,927,609
Capital One Financial Corp.	35,745	3,425,086
Discover Financial Services	26,057	1,874,280
Navient Corp.	19,228	252,271
Synchrony Financial	52,499	1,760,292
		12,239,538
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	141,377	28,201,884
Leucadia National Corp.	22,700	515,971
		28,717,855
Insurance 2.6%
Aflac, Inc.	57,236	2,504,647
Allstate Corp.	26,043	2,468,877
American International Group, Inc.	65,817	3,581,761
Aon PLC	18,085	2,537,868
Arthur J. Gallagher & Co.	13,177	905,655
Assurant, Inc.	3,725	340,502
Brighthouse Financial, Inc.*	6,947	357,076
Chubb Ltd.	34,033	4,654,694
Cincinnati Financial Corp.	11,135	826,885
Everest Re Group Ltd.	3,045	782,017
Hartford Financial Services Group, Inc.	26,314	1,355,697
Lincoln National Corp.	16,138	1,179,042
Loews Corp.	19,736	981,471
Marsh & McLennan Companies, Inc.	37,283	3,079,203
MetLife, Inc.	76,156	3,494,799
Principal Financial Group, Inc.	19,782	1,204,922
Progressive Corp.	42,886	2,613,044
Prudential Financial, Inc.	30,997	3,209,739
The Travelers Companies, Inc.	19,944	2,769,424
Torchmark Corp.	7,887	663,849
Unum Group	16,032	763,284
Willis Towers Watson PLC	9,736	1,481,722
XL Group Ltd.	18,797	1,038,722
		42,794,900
Health Care 13.5%
Biotechnology 2.6%
AbbVie, Inc.	117,058	11,079,540
Alexion Pharmaceuticals, Inc.*	16,260	1,812,340
Amgen, Inc.	49,086	8,368,181
Biogen, Inc.*	15,495	4,242,841
Celgene Corp.*	55,234	4,927,425
Gilead Sciences, Inc.	96,286	7,259,001
Incyte Corp.*	12,908	1,075,624
Regeneron Pharmaceuticals, Inc.*	5,681	1,956,309
Vertex Pharmaceuticals, Inc.*	18,645	3,038,762
		43,760,023
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	127,719	7,652,922
Align Technology, Inc.*	5,322	1,336,514
Baxter International, Inc.	36,391	2,366,871
Becton, Dickinson & Co.	19,535	4,233,234
Boston Scientific Corp.*	101,264	2,766,532
Danaher Corp.	45,113	4,417,014
DENTSPLY SIRONA, Inc.	16,761	843,246
Edwards Lifesciences Corp.*	15,394	2,147,771
Hologic, Inc.*	20,275	757,474
IDEXX Laboratories, Inc.*	6,393	1,223,556
Intuitive Surgical, Inc.*	8,261	3,410,389
Medtronic PLC	99,459	7,978,601
ResMed, Inc.	10,414	1,025,467
Stryker Corp.	23,723	3,817,505
The Cooper Companies, Inc.	3,647	834,470
Varian Medical Systems, Inc.*	6,626	812,679
Zimmer Biomet Holdings, Inc.	14,929	1,627,858
		47,252,103
Health Care Providers & Services 2.7%
Aetna, Inc.	24,051	4,064,619
AmerisourceBergen Corp.	11,913	1,027,020
Anthem, Inc.	18,779	4,125,746
Cardinal Health, Inc.	23,210	1,454,803
Centene Corp.*	12,653	1,352,226
CIGNA Corp.	17,837	2,991,978
DaVita, Inc.*	10,683	704,437
Envision Healthcare Corp.*	8,895	341,835
Express Scripts Holding Co.*	41,430	2,861,984
HCA Healthcare, Inc.	20,554	1,993,738
Henry Schein, Inc.*	11,210	753,424
Humana, Inc.	10,109	2,717,603
Laboratory Corp. of America Holdings*	7,507	1,214,257
McKesson Corp.	15,145	2,133,476
Quest Diagnostics, Inc.	9,974	1,000,392
UnitedHealth Group, Inc.	71,065	15,207,910
Universal Health Services, Inc. "B"	6,362	753,325
		44,698,773
Health Care Technology 0.1%
Cerner Corp.*	23,290	1,350,820
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	23,739	1,588,139
Illumina, Inc.*	10,766	2,545,298
IQVIA Holdings, Inc.*	10,710	1,050,758
Mettler-Toledo International, Inc.*	1,887	1,085,082
PerkinElmer, Inc.	8,071	611,136
Thermo Fisher Scientific, Inc.	29,561	6,103,164
Waters Corp.*	5,835	1,159,123
		14,142,700
Pharmaceuticals 4.5%
Allergan PLC	24,251	4,081,201
Bristol-Myers Squibb Co.	119,856	7,580,892
Eli Lilly & Co.	70,764	5,475,010
Johnson & Johnson	197,012	25,247,088
Merck & Co., Inc.	197,969	10,783,371
Mylan NV*	37,782	1,555,485
Nektar Therapeutics*	11,815	1,255,462
Perrigo Co. PLC	9,611	800,981
Pfizer, Inc.	437,055	15,511,082
Zoetis, Inc.	35,927	3,000,264
		75,290,836
Industrials 10.0%
Aerospace & Defense 2.8%
Arconic, Inc.	31,548	726,866
Boeing Co.	40,625	13,320,125
General Dynamics Corp.	20,271	4,477,864
Harris Corp.	8,743	1,410,071
Huntington Ingalls Industries, Inc.	3,349	863,238
L3 Technologies, Inc.	5,758	1,197,664
Lockheed Martin Corp.	18,246	6,165,871
Northrop Grumman Corp.	12,752	4,451,978
Raytheon Co.	21,168	4,568,478
Rockwell Collins, Inc.	11,990	1,616,851
Textron, Inc.	19,411	1,144,667
TransDigm Group, Inc.	3,516	1,079,201
United Technologies Corp.	54,530	6,860,965
		47,883,839
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	10,202	956,029
Expeditors International of Washington, Inc.	12,897	816,380
FedEx Corp.	18,099	4,345,751
United Parcel Service, Inc. "B"	50,438	5,278,841
		11,397,001
Airlines 0.5%
Alaska Air Group, Inc.	8,979	556,339
American Airlines Group, Inc.	30,946	1,607,954
Delta Air Lines, Inc.	47,800	2,619,918
Southwest Airlines Co.	39,746	2,276,651
United Continental Holdings, Inc.*	17,789	1,235,802
		8,296,664
Building Products 0.3%
A.O. Smith Corp.	10,895	692,813
Allegion PLC	6,988	596,007
Fortune Brands Home & Security, Inc.	11,092	653,208
Johnson Controls International PLC	68,238	2,404,707
Masco Corp.	22,930	927,289
		5,274,024
Commercial Services & Supplies 0.3%
Cintas Corp.	6,358	1,084,548
Republic Services, Inc.	16,404	1,086,437
Stericycle, Inc.*	6,271	367,041
Waste Management, Inc.	29,161	2,453,023
		4,991,049
Construction & Engineering 0.1%
Fluor Corp.	10,238	585,818
Jacobs Engineering Group, Inc.	8,704	514,842
Quanta Services, Inc.*	11,669	400,830
		1,501,490
Electrical Equipment 0.5%
Acuity Brands, Inc.	3,172	441,511
AMETEK, Inc.	17,028	1,293,617
Eaton Corp. PLC	32,467	2,594,438
Emerson Electric Co.	46,529	3,177,931
Rockwell Automation, Inc.	9,338	1,626,679
		9,134,176
Industrial Conglomerates 1.7%
3M Co.	43,724	9,598,292
General Electric Co.	637,466	8,593,042
Honeywell International, Inc.	55,196	7,976,374
Roper Technologies, Inc.	7,553	2,120,052
		28,287,760
Machinery 1.7%
Caterpillar, Inc.	43,857	6,463,645
Cummins, Inc.	11,339	1,837,938
Deere & Co.	23,762	3,690,714
Dover Corp.	11,231	1,103,109
Flowserve Corp.	9,714	420,908
Fortive Corp.	22,551	1,748,153
Illinois Tool Works, Inc.	22,525	3,528,766
Ingersoll-Rand PLC	18,426	1,575,607
PACCAR, Inc.	25,927	1,715,589
Parker-Hannifin Corp.	9,823	1,680,028
Pentair PLC	12,097	824,169
Snap-on, Inc.	4,237	625,127
Stanley Black & Decker, Inc.	11,309	1,732,539
Xylem, Inc.	13,174	1,013,344
		27,959,636
Professional Services 0.3%
Equifax, Inc.	8,803	1,037,081
IHS Markit Ltd.*	26,848	1,295,147
Nielsen Holdings PLC	24,716	785,722
Robert Half International, Inc.	9,048	523,789
Verisk Analytics, Inc.*	11,407	1,186,328
		4,828,067
Road & Rail 0.9%
CSX Corp.	65,161	3,630,119
J.B. Hunt Transport Services, Inc.	6,251	732,305
Kansas City Southern	7,689	844,637
Norfolk Southern Corp.	20,868	2,833,457
Union Pacific Corp.	57,821	7,772,877
		15,813,395
Trading Companies & Distributors 0.2%
Fastenal Co.	21,014	1,147,154
United Rentals, Inc.*	6,208	1,072,308
W.W. Grainger, Inc.	3,776	1,065,852
		3,285,314
Information Technology 24.4%
Communications Equipment 1.1%
Cisco Systems, Inc.	353,783	15,173,753
F5 Networks, Inc.*	4,565	660,145
Juniper Networks, Inc.	25,214	613,456
Motorola Solutions, Inc.	11,869	1,249,806
		17,697,160
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	22,509	1,938,700
Corning, Inc.	64,070	1,786,272
FLIR Systems, Inc.	10,437	521,954
IPG Photonics Corp.*	2,766	645,529
TE Connectivity Ltd.	25,664	2,563,834
		7,456,289
Internet Software & Services 4.6%
Akamai Technologies, Inc.*	12,626	896,193
Alphabet, Inc. "A"*	21,918	22,732,035
Alphabet, Inc. "C"*	22,349	23,059,475
eBay, Inc.*	69,056	2,778,813
Facebook, Inc. "A"*	175,937	28,112,973
VeriSign, Inc.*	6,037	715,747
		78,295,236
IT Services 4.2%
Accenture PLC "A"	45,257	6,946,950
Alliance Data Systems Corp.	3,509	746,926
Automatic Data Processing, Inc.	32,475	3,685,263
Cognizant Technology Solutions Corp. "A"	43,159	3,474,300
CSRA, Inc.	12,144	500,697
DXC Technology Co.	21,040	2,115,151
Fidelity National Information Services, Inc.	24,261	2,336,334
Fiserv, Inc.*	30,300	2,160,693
Gartner, Inc.*	6,598	776,057
Global Payments, Inc.	11,749	1,310,248
International Business Machines Corp.	62,917	9,653,355
Mastercard, Inc. "A"	67,780	11,872,345
Paychex, Inc.	23,599	1,453,462
PayPal Holdings, Inc.*	82,834	6,284,616
Total System Services, Inc.	12,240	1,055,822
Visa, Inc. "A"	132,374	15,834,578
Western Union Co.	33,644	646,974
		70,853,771
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.* (a)	60,197	604,980
Analog Devices, Inc.	27,190	2,477,825
Applied Materials, Inc.	77,049	4,284,695
Broadcom Ltd.	30,128	7,099,663
Intel Corp.	343,632	17,896,354
KLA-Tencor Corp.	11,476	1,250,999
Lam Research Corp.	11,948	2,427,355
Microchip Technology, Inc.	17,256	1,576,508
Micron Technology, Inc.*	85,028	4,433,360
NVIDIA Corp.	44,420	10,287,228
Qorvo, Inc.*	9,398	662,089
QUALCOMM, Inc.	108,670	6,021,405
Skyworks Solutions, Inc.	13,476	1,351,104
Texas Instruments, Inc.	72,151	7,495,767
Xilinx, Inc.	18,857	1,362,230
		69,231,562
Software 5.7%
Activision Blizzard, Inc.	55,752	3,761,030
Adobe Systems, Inc.*	36,067	7,793,357
ANSYS, Inc.*	6,108	957,063
Autodesk, Inc.*	16,167	2,030,252
CA, Inc.	23,133	784,209
Cadence Design Systems, Inc.*	21,024	773,052
Citrix Systems, Inc.*	9,534	884,755
Electronic Arts, Inc.*	22,503	2,728,264
Intuit, Inc.	17,908	3,104,352
Microsoft Corp.	565,418	51,605,701
Oracle Corp.	221,844	10,149,363
Red Hat, Inc.*	13,059	1,952,451
salesforce.com, Inc.*	50,324	5,852,681
Symantec Corp.	45,737	1,182,301
Synopsys, Inc.*	10,989	914,724
Take-Two Interactive Software, Inc.*	8,384	819,788
		95,293,343
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	372,644	62,522,210
Hewlett Packard Enterprise Co.	115,048	2,017,942
HP, Inc.	120,175	2,634,236
NetApp, Inc.	19,491	1,202,400
Seagate Technology PLC	20,894	1,222,717
Western Digital Corp.	21,809	2,012,316
Xerox Corp.	15,901	457,631
		72,069,452
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	16,063	2,554,499
Albemarle Corp.	8,155	756,295
CF Industries Holdings, Inc.	17,208	649,258
DowDuPont, Inc.	171,711	10,939,708
Eastman Chemical Co.	10,474	1,105,845
Ecolab, Inc.	19,170	2,627,632
FMC Corp.	9,907	758,579
International Flavors & Fragrances, Inc.	5,893	806,811
LyondellBasell Industries NV "A"	23,609	2,494,999
Monsanto Co.	32,377	3,778,072
PPG Industries, Inc.	18,764	2,094,062
Praxair, Inc.	21,114	3,046,750
The Mosaic Co.	25,797	626,351
The Sherwin-Williams Co.	6,071	2,380,560
		34,619,421
Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,629	959,592
Vulcan Materials Co.	9,692	1,106,536
		2,066,128
Containers & Packaging 0.3%
Avery Dennison Corp.	6,482	688,713
Ball Corp.	25,874	1,027,457
International Paper Co.	30,468	1,627,905
Packaging Corp. of America	6,860	773,122
Sealed Air Corp.	12,336	527,857
WestRock Co.	18,755	1,203,508
		5,848,562
Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	99,284	1,744,420
Newmont Mining Corp.	39,306	1,535,685
Nucor Corp.	23,444	1,432,194
		4,712,299
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	7,421	926,809
American Tower Corp.	32,342	4,700,586
Apartment Investment & Management Co. "A"	11,775	479,831
AvalonBay Communities, Inc.	10,174	1,673,216
Boston Properties, Inc.	11,384	1,402,737
Crown Castle International Corp.	30,408	3,333,021
Digital Realty Trust, Inc.	15,153	1,596,823
Duke Realty Corp.	26,504	701,826
Equinix, Inc.	5,834	2,439,429
Equity Residential	27,083	1,668,854
Essex Property Trust, Inc.	4,818	1,159,596
Extra Space Storage, Inc.	9,287	811,312
Federal Realty Investment Trust	5,472	635,354
GGP, Inc.	46,055	942,285
HCP, Inc.	34,254	795,720
Host Hotels & Resorts, Inc.	53,198	991,611
Iron Mountain, Inc.	20,750	681,845
Kimco Realty Corp.	30,384	437,530
Mid-America Apartment Communities, Inc.	8,197	747,894
Prologis, Inc.	39,223	2,470,657
Public Storage	11,034	2,211,103
Realty Income Corp.	21,045	1,088,658
Regency Centers Corp.	10,763	634,802
SBA Communications Corp. *	8,522	1,456,580
Simon Property Group, Inc.	22,918	3,537,393
SL Green Realty Corp.	6,569	636,076
The Macerich Co.	7,834	438,861
UDR, Inc.	19,979	711,652
Ventas, Inc.	26,251	1,300,212
Vornado Realty Trust	12,685	853,701
Welltower, Inc.	27,299	1,485,885
Weyerhaeuser Co.	55,631	1,947,085
		44,898,944
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	21,971	1,037,470
Telecommunication Services 1.9%
Diversified Telecommunication Services
AT&T, Inc.	450,867	16,073,409
CenturyLink, Inc.	71,741	1,178,705
Verizon Communications, Inc.	303,097	14,494,098
		31,746,212
Utilities 2.8%
Electric Utilities 1.7%
Alliant Energy Corp.	16,994	694,375
American Electric Power Co., Inc.	36,284	2,488,719
Duke Energy Corp.	51,213	3,967,471
Edison International	24,052	1,531,150
Entergy Corp.	13,343	1,051,161
Eversource Energy	23,303	1,373,013
Exelon Corp.	70,802	2,761,986
FirstEnergy Corp.	32,661	1,110,801
NextEra Energy, Inc.	34,496	5,634,232
PG&E Corp.	37,845	1,662,531
Pinnacle West Capital Corp.	8,201	654,440
PPL Corp.	51,323	1,451,928
Southern Co.	74,005	3,305,063
Xcel Energy, Inc.	37,518	1,706,319
		29,393,189
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	49,403	561,712
NRG Energy, Inc.	21,921	669,248
		1,230,960
Multi-Utilities 0.9%
Ameren Corp.	17,955	1,016,792
CenterPoint Energy, Inc.	31,492	862,881
CMS Energy Corp.	20,578	931,978
Consolidated Edison, Inc.	22,891	1,784,124
Dominion Energy, Inc.	47,852	3,226,660
DTE Energy Co.	13,195	1,377,558
NiSource, Inc.	24,238	579,531
Public Service Enterprise Group, Inc.	36,774	1,847,526
SCANA Corp.	10,218	383,686
Sempra Energy	18,757	2,086,153
WEC Energy Group, Inc.	23,306	1,461,286
		15,558,175
Water Utilities 0.1%
American Water Works Co., Inc.	13,115	1,077,135
Total Common Stocks (Cost $602,709,385)		1,652,060,046
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.57% **, 7/19/2018 (b) (Cost $2,204,470)	2,215,000	2,203,410
	Shares	Value ($)
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares," 1.56% (c) (d) (Cost $2,532,607)	2,532,607	2,532,607
Cash Equivalents 1.7%
Deutsche Central Cash Management Government Fund, 1.64% (c) (Cost $28,106,367)	28,106,367	28,106,367
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $635,552,829)	100.0	1,684,902,430
Other Assets and Liabilities, Net	0.0	(289,434)
Net Assets	100.0	1,684,612,996

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares," 1.56% (c) (d)
2,411,636	120,971	—	—	—	3,978	—	2,532,607	2,532,607
Cash Equivalents 1.7%
Deutsche Central Cash Management Government Fund, 1.64% (c)
34,594,233	88,553,695	95,041,561	—	—	82,434	—	28,106,367	28,106,367
37,005,869	88,674,666	95,041,561	—	—	86,412	—	30,638,974	30,638,974

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $2,499,062, which is 0.2% of net assets.
(b)	At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
At March 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
S&P 500 E-Mini Index	USD	6/15/2018	217	29,910,080	28,676,550	(1,233,530)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,652,060,046	$—	$—	$1,652,060,046
Government & Agency Obligation	—	2,203,410	—	2,203,410
Short-Term Investments (e)	30,638,974	—	—	30,638,974
Total	$1,682,699,020	$2,203,410	$—	$1,684,902,430

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	(1,233,530)	—	—	(1,233,530)
Total	$(1,233,530)	$—	$—	$(1,233,530)

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (1,233,530)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index Fund, a series of Deutsche Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018